Leases (Tables)	12 Months Ended
Apr. 29, 2011
Leases [Abstract]
Schedule Of Leases
(in millions)	Capitalized	Operating
Fiscal Year	Leases	Leases
2012	$4	$118
2013	4	86
2014	3	63
2015	3	34
2016	3	22
2017 and thereafter	31	35
Total minimum lease payments	$48	$358
Less amounts representing interest	(14)	N/A
Present value of net minimum lease payments	$34	N/A